Taxes - (Loss) before taxes (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Total income/(loss) before taxes	$ 418	$ (635)	$ (332)
Country of domicile
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Total income/(loss) before taxes	680	(585)	(274)
Foreign countries
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Total income/(loss) before taxes	$ (262)	$ (50)	$ (58)